Investments - Schedule of investments (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Investments, beginning balance				$ 27,566
Capital contribution to JV				12,351	$ 22,515
Equity in loss of investment in joint venture and associates				(16,140)	(12,557)
Cumulative translation adjustment due to foreign exchange				(1,336)	4,875
Investments, ending balance				70,292	27,566
Weichai Ballard JV
Disclosure of joint ventures [line items]
Investments, beginning balance				27,561	21,642
Capital contribution to JV				12,351	22,515
Recognition (deferral) of 49% profit on inventory not yet sold to third party, net				3,909	(5,759)
Equity in loss of investment in joint venture and associates				(16,084)	(12,495)
Cumulative translation adjustment due to foreign exchange				1,245	1,658
Investments, ending balance				$ 28,982	$ 27,561
Proportion of ownership interest in joint venture	49.00%			49.00%	49.00%
Forsee Power
Disclosure of joint ventures [line items]
Investments, beginning balance				$ 0
Investments, ending balance				33,335	$ 0
Proportion of ownership interest in joint venture			9.77%
HyCap Fund
Disclosure of joint ventures [line items]
Investments, beginning balance				0
Investments, ending balance				7,636	0
CleanH2 Fund
Disclosure of joint ventures [line items]
Investments, beginning balance				0
Investments, ending balance				339	0
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Investments, beginning balance				0	0
Recognition (deferral) of 49% profit on inventory not yet sold to third party, net				56	62
Equity in loss of investment in joint venture and associates				(56)	(62)
Investments, ending balance				$ 0	$ 0
Proportion of ownership interest in joint venture		10.00%		10.00%	10.00%
Other
Disclosure of joint ventures [line items]
Investments, beginning balance				$ 5
Investments, ending balance				$ 0	$ 5